Non-current assets held for sale	12 Months Ended
Dec. 31, 2023
Non-current Assets Held For Sale
Non-current assets held for sale

10.	Non-current assets held for sale

On December 31, 2023, 2022 and 2021, the total value of non-current assets held for sale included assets not in use and other tangible assets. The change in the line item "Non-current assets held for sale" is as follows:

In BRL thousands	2023	2022	2021

Balance at the beginning of the fiscal year	909,546	1,065,420	1,362,602
Loan enforcements - repossession of assets	591,126	201,391	235,904
Capital Increase in Entities Held for Sale	44,079	56,512	66,197
Disposals	(447,539)	(413,777)	(599,283)
Balance at the end of the fiscal year, gross	1,097,212	909,546	1,065,420
Provision for impairment losses (1)	(183,140)	(210,410)	(249,075)
Provision as a percentage of enforced assets	16.69%	23.13%	23.38%
Balance at the end of the fiscal year	914,072	699,136	816,345
(1)	In 2023, it includes the amount of R$76,321 (2022 – R$196,649 and 2021 – R$182,448) from the reversal of provisions for depreciation on properties, established based on appraisal reports prepared by a specialized external consultancy, accounted for as provision for impairment losses.